Basis of Presentation And General Information	6 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [abstract]
Basis of presentation and general information
  Basis of presentation and general information

The accompanying unaudited interim condensed consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006 under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010 Globus was redomiciled to the Marshall Islands and its shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010 Globus shares were effectively delisted from AIM.

The address of the registered office of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as of June 30, 2018:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned

Globus Shipmanagement Corp.	Marshall Islands	-	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Domina Maritime Ltd.	Marshall Islands	May 19, 2010	m/v Sky Globe
Dulac Maritime S.A.	Marshall Islands	May 25, 2010	m/v Star Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe
Longevity Maritime Limited	Malta	September 15, 2011	m/v Sun Globe

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of the management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s comprehensive loss, financial position and cash flow for the periods presented. Operating results for the six-month period ended June 30, 2018 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2018.

The unaudited interim condensed consolidated financial statements for the six months ended June 30, 2018 have been prepared in accordance with IAS 34 Interim Financial Reporting.

The unaudited interim condensed consolidated financial statements presented in this report do not include all the information and disclosures required in the annual financial statements, and should be read in conjunction with the Company’s Annual Report on Form 20-F for the year ended December 31, 2017 (the “2017 Annual Report”).

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2017 Annual Report.

The unaudited interim condensed consolidated financial statements as of June 30, 2018 and for the six months then ended, were approved for issuance by the Board of Directors on September 24, 2018.

Going Concern basis of accounting:

As of June 30, 2018, the Company reported a working capital deficit of $43,438 and its cash flow projections indicated that cash on hand and cash to be provided by operating activities might not be sufficient to cover the liquidity needs, including the debt obligations that become due in the twelve-month period ending following the issuance of these unaudited interim condensed consolidated financial statements.

As of June 30, 2018, the Company was not in compliance with the loan covenants of the agreements with the banks. The Company did not obtain further waivers and breached covenants contained in these loan agreements constituting an event of default. In the event of default under the DVB Loan Agreement or the HSH Loan Agreement, due to cross-default provisions included in these agreements, the Company’s lenders can elect to declare the outstanding debt, together with accrued interest and other fees, to be immediately due and payable and proceed against the collateral securing that debt, which can constitute all or substantially all of the Company’s assets. Until the date of issuance of these unaudited interim condensed financial statements no such action had been taken by the lenders against the Company.

The above conditions raise substantial doubt about the entity's ability to continue as a going concern. The Company is exploring several alternatives aiming to manage its working capital requirements and other commitments, including prospective sale of one vessel, if needed and discussions with other financial institutions and private funds to provide the Company with refinancing for the existing loans. Management expects that the lenders will not demand payment of the loans before their maturity, provided that the Company pays scheduled loan instalments and accumulated interest as they fall due under the existing loan agreements. Management plans to settle loan interest and scheduled loan repayments with cash at hand and cash expected to be generated from the operations and from financing activities.  If for any reason the Company is unable to continue as a going concern, this could have an impact on the Company’s ability to realize assets at their recognized values and to extinguish liabilities in the normal course of business at the amounts stated in these unaudited interim condensed consolidated financial statements.